SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENT
SUBSEQUENT EVENT

23. SUBSEQUENT EVENT

The Group has evaluated subsequent events through April 29th, 2020, which is the date when the audited consolidated financial statements were issued.

On March 25, 2020, the Board of Directors of the Company approved a share repurchase program, which the Company may purchase a maximum of US$20.0 million outstanding ADSs over the next twelve months.